Pension and Postretirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Composition of Net Periodic Benefit Plan (Benefit) Cost

The composition of net periodic pension plan and postretirement plan costs for the indicated periods is as follows:

	Pension Benefits		Postretirement Benefits		Pension Benefits		Postretirement Benefits
	For the three months ended June 30,				For the six months ended June 30,
(In thousands)	2020	2019	2020	2019	2020	2019	2020	2019
Service cost	$-	$-	$-	$-	$-	$-	$-	$-
Interest cost	117	123	3	5	233	247	8	11
Expected return on plan assets	(274)	(233)	-	-	(547)	(467)	-	-
Amortization of prior service credits	-	-	(1)	(1)	-	-	(2)	(2)
Amortization of net losses	57	82	3	3	114	164	5	6
Net periodic benefit plan (benefit) cost	$(100)	$(28)	$5	$7	$(200)	$(56)	$11	$15

The composition of the net periodic benefit plan (benefit) cost for the years ended December 31 is as follows:

	Pension Benefits		Postretirement Benefits
(In thousands)	2019	2018	2019	2018
Service cost	$-	$-	$-	$-
Interest cost	494	473	22	21
Expected return on plan assets	(934)	(1,037)	-	-
Amortization of transition obligation	-	-	-	-
Amortization of net losses	328	164	12	13
Amortization of unrecognized past service liability	-	-	(5)	(5)
Net periodic benefit plan (benefit) cost	$(112)	$(400)	$29	$29